Note 8 - Income Taxes (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 13, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Income Taxes (Details) [Line Items]
Federal Net Built-In-Gains Tax				$ 34,057,000
Accrued Income Taxes				61,649,000
Excise Tax Percentage			4.00%	4.00%
Dividends	98,685,000		67,995,704	56,786,652
Dividends Payable, Amount Per Share (in Dollars per share)	$ 66.56		$ 10.89
Dividends, Cash	68,000,000		68,000,000
Deferred Income Tax Expense (Benefit)		(61,649,000)	(61,649,000)	61,649,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax			$ 95,558
Cash Dividends [Member]
Note 8 - Income Taxes (Details) [Line Items]
Dividends Payable, Amount Per Share (in Dollars per share)	$ 45.86